Transactions with Related Parties - Vessels Charter Hire and Management Fees (Details) - USD ($)	1 Months Ended	4 Months Ended		5 Months Ended		10 Months Ended	11 Months Ended				12 Months Ended
	Dec. 31, 2018	Apr. 30, 2018	Apr. 30, 2016	Jun. 07, 2017	Jun. 05, 2015	Oct. 31, 2017	Nov. 30, 2018	Nov. 30, 2016	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage expenses											$ 0	$ 651,000	$ 1,711,000
Navios Fantastiks | Charter hire agreement
Charter hire daily rate											12,500
Navios Gemini | Charter hire agreement
Charter hire daily rate											7,600
Navios Pollux | Charter hire agreement
Charter hire daily rate											11,400
Navios Sun, Navios Orbiter, Navios Soleil, Navios Alegria, Navios Harmony and Navios Hyperion | Charter hire agreement
Charter hire daily rate											$ 12,000
Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Minimum
Lease term											9 months
Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Maximum
Lease term											12 months
Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Charter hire agreement
Profit sharing, Percentage allocation based on earnings											50.00%
Navios Fulvia | Charter hire agreement
Date of agreement											Nov. 30, 2016
Charter hire daily rate											$ 11,500
Duration of agreements								3 months
Navios Partners
Termination date of the administrative services agreement											December 31, 2022
Management fees											$ 68,871,000	62,157,000	59,209,000
Navios Partners | Ultra-Handymax vessel
Daily management fee						$ 4,100					4,200
Navios Partners | Panamax vessel
Daily management fee						4,200					4,300
Navios Partners | Capesize vessel
Daily management fee						5,250					5,250
Navios Partners | Container vessel of 6,800 TEU
Daily management fee						6,700					6,700
Navios Partners | Container vessel more than 8,000 TEU
Daily management fee						7,400					7,400
Navios Partners | Container vessel more than 13,000 TEU
Daily management fee						$ 8,750					$ 8,750
Navios Acquisition
Termination date of the administrative services agreement											May 2020
Management fees											$ 92,993,000	94,973,000	97,866,000
Navios Acquisition | MR2 product tanker and chemical tanker vessel
Daily management fee		$ 6,350	$ 6,000								$ 6,500
Navios Acquisition | MR2 product tanker and chemical tanker vessel | Extended management agreement
Duration of agreements											2 years
Navios Acquisition | LR1 product tanker vessel
Daily management fee		7,150	7,000								$ 7,150
Navios Acquisition | LR1 product tanker vessel | Extended management agreement
Duration of agreements											2 years
Navios Acquisition | VLCC vessel
Daily management fee		$ 9,500	$ 9,500								$ 9,500
Navios Acquisition | VLCC vessel | Extended charter hire agreement
Duration of agreements											2 years
Navios Europe I
Management fees											$ 22,377,000	21,472,000	20,855,000
Navios Europe I | Management agreement
Duration of agreements										6 years
Navios Midstream
Management fees											$ 20,739,000	20,805,000	20,862,000
Navios Midstream | Management agreement
Duration of agreements									5 years
Navios Midstream | VLCC vessel | Management agreement
Termination date of the administrative services agreement											Dec. 31, 2018
Daily management fee											$ 9,500
Navios Europe II
Management fees											$ 22,186,000	22,055,000	$ 23,527,000
Navios Europe II | Management agreement
Duration of agreements					6 years
Navios Containers | Management agreement
Management fees							$ 48,490,000					$ 16,702,000
Duration of agreements				5 years
Navios Containers | Automatic extension of management agreement
Duration of agreements											5 years
Navios Containers | Container vessel up to 5,500 TEU | Management agreement
Daily management fee											$ 6,100
Navios Containers | Container vessel above 5,500 TEU and up to 8,000 TEU | Management agreement
Daily management fee											6,700
Navios Containers | Container vessel above 8,000 TEU and up to 10,000 TEU | Management agreement
Daily management fee											$ 7,400
Navios Containers | Navios Midstream
Management fees	$ 5,281,000